UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-23c-3

NOTIFICATION OF REPURCHASE OFFER

PURSUANT TO RULE 23c-3

1. Investment Company Act File Number: 817-01443

  Date of Notification: July 2, 2026

2. Exact name of investment company as specified in registration statement:

PIMCO CALIFORNIA FLEXIBLE MUNICIPAL INCOME FUND

3. Address of principal executive office:

1633 Broadway

New York, New York 10019

A. ☒ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

B. ☐ The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

C.	☐ The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	Joshua D. Ratner*
Name:	Joshua D. Ratner
Title:	President

*By:	/s/ David C. Sullivan
David C. Sullivan as attorney-in-fact

* Pursuant to power of attorney dated May 12, 2025, and included as an exhibit to Pre-Effective Amendment No. 2 to the Registration Statement on Form N-14 of PIMCO New York Municipal Income Fund II as filed with the SEC on May 12, 2025 (File No. 333-286389).

PIMCO CALIFORNIA FLEXIBLE MUNICIPAL INCOME FUND (“CAFLX”)

PIMCO FLEXIBLE CREDIT INCOME FUND (“PFLEX”)

PIMCO FLEXIBLE EMERGING MARKETS INCOME FUND (“EMFLX”)

PIMCO FLEXIBLE MUNICIPAL INCOME FUND (“PMFLX”)

JOINT SHAREHOLDER REPURCHASE OFFER NOTICE

July 2, 2026

Dear Shareholder:

This notice is to inform you of the upcoming quarterly repurchase offer by each of CAFLX, PFLEX, EMFLX and PMFLX (each a “Fund” and collectively, the “Funds”).1 If you have no need or desire to tender your shares for repurchase, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

We extend this repurchase offer to provide some liquidity to shareholders because shares of the Funds, as closed-end interval funds, are not redeemable daily for cash and are not traded on a stock exchange. Shares of each Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to tender shares for repurchase. The Funds will not charge a repurchase fee on shares that are accepted for repurchase in this repurchase offer; however, an early withdrawal charge may be assessed on certain Class A-2 and Class A-4 shares of PFLEX, EMFLX and CAFLX and certain Class A-2 shares of PMFLX that are repurchased by the Funds within 12 months of purchase. Please see the attached Repurchase Offer Statement, as well as each Fund’s currently effective Prospectus and Statement of Additional Information, or contact your Authorized Intermediary for additional information.

Any repurchase of shares by the Funds pursuant to this repurchase offer is a taxable event. Consult your financial advisor or tax advisor for more information. Please understand that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins July 2, 2026 and ends (unless suspended or postponed) at the time as of which the net asset value per share of a Fund’s shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”)) on August 5, 2026 (the “Repurchase Request Deadline”). Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the

1 As of the date of this notice, only Institutional Class shares of EMFLX and Institutional and Class A-1 shares of CAFLX have commenced operations. Class A-1, Class A-2, Class A-3, and Class A-4 shares of EMFLX and Class A-2, Class A-3, and Class A-4 shares of CAFLX have not yet commenced operations.

repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement and Repurchase Request Form and in accordance with the Funds’ currently effective Prospectuses and Statements of Additional Information.

If you wish to tender your shares for repurchase during this repurchase offer period, you can do so in one of the following two ways:

1.

If your shares are held at your financial adviser, broker, dealer or other financial intermediary (“Authorized Intermediary”), please ask your Authorized Intermediary sufficiently in advance of the Repurchase Request Deadline to submit a repurchase request for you. You may be charged a transaction fee by your Authorized Intermediary for this service. A shareholder who holds shares through an Authorized Intermediary should NOT submit the attached form to a Fund.

2.

If you have a direct account held with a Fund (and as a result receive statements directly from PIMCO Investments LLC), please complete, sign and date the enclosed Repurchase Request Form. In order to process your request, it must be received in good order by the Fund’s transfer agent, SS&C Global Investor and Distribution Solutions, Inc., prior to the Repurchase Request Deadline.

All repurchase requests must be received in good order prior to the Repurchase Request Deadline.

If you have any questions, please refer to the Funds’ currently effective Prospectuses, which are available at www.pimco.com, and the attached Repurchase Offer Statement and Repurchase Request Form, which contain additional important information about the repurchase offer, or contact your Authorized Intermediary.

Sincerely,

PIMCO California Flexible Municipal Income Fund

PIMCO Flexible Credit Income Fund

PIMCO Flexible Emerging Markets Income Fund

PIMCO Flexible Municipal Income Fund

PIMCO CALIFORNIA FLEXIBLE MUNICIPAL INCOME FUND (“CAFLX”)

PIMCO FLEXIBLE CREDIT INCOME FUND (“PFLEX”)

PIMCO FLEXIBLE EMERGING MARKETS INCOME FUND (“EMFLX”)

PIMCO FLEXIBLE MUNICIPAL INCOME FUND (“PMFLX”)

JOINT REPURCHASE OFFER STATEMENT

July 2, 2026

1. The Offer. CAFLX, PFLEX, EMFLX and PMFLX (each a “Fund” and collectively, the “Funds”) are each offering to repurchase common shares of beneficial interest (collectively, the “Shares”) in an amount of up to 5%, in the case of PFLEX and EMFLX, and 10%, in the case of PMFLX and CAFLX, of the aggregate number of Shares issued and outstanding for such Fund (the “Repurchase Offer Amount”) as of the Repurchase Request Deadline (discussed below). Repurchases will be made at a price equal to the respective net asset value (“NAV”) of the applicable class of the Shares on the date the NAV of the Shares offered for repurchase is determined (“Repurchase Pricing Date”) (expected to be the same as the Repurchase Request Deadline), upon the terms and conditions set forth herein, and in accordance with the applicable Fund’s currently effective Prospectus and Statement of Additional Information, which terms constitute the “Offer.” All classes of Shares of a Fund are considered to be a single class for the purposes of allocating repurchases under the Offer.

The purpose of the Offer is to provide some liquidity to shareholders because Shares of the Funds, as closed-end interval funds, are not redeemable daily for cash and are not traded on a stock exchange. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Funds currently do not charge a processing fee for handling repurchase requests. However, if your Shares are held for you by your financial adviser, broker, dealer or other financial intermediary (“Authorized Intermediary”), such Authorized Intermediary may charge a transaction fee for submitting a repurchase request for you.

2. Net Asset Value. The per share NAV of each class of Shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on June 29, 2026 was as follows:

Fund Name	Share Class	Ticker	CUSIP	NAV as of June 29, 2026
PIMCO California Flexible Municipal Income Fund	Institutional	CAFLX	72202W104	$10.20

PIMCO California Flexible Municipal Income Fund	A-1	CAFMX	72202W203	$10.20

PIMCO Flexible Credit Income Fund	Institutional	PFLEX	72202M106	$6.88

PIMCO Flexible Credit Income Fund	A-1	PFAIX	72202M502	$6.88

PIMCO Flexible Credit Income Fund	A-2	PFALX	72202M304	$6.88

PIMCO Flexible Credit Income Fund	A-3	PFASX	72202M403	$6.88

PIMCO Flexible Credit Income Fund	A-4	PFFLX	72202M205	$6.88

PIMCO Flexible Emerging Markets Income Fund	Institutional	EMFLX	722040102	$9.39

PIMCO Flexible Municipal Income Fund	Institutional	PMFLX	72203E103	$10.20

PIMCO Flexible Municipal Income Fund	A-1	PMAAX	72203E608	$10.20

PIMCO Flexible Municipal Income Fund	A-2	PMALX	72203E301	$10.20

PIMCO Flexible Municipal Income Fund	A-3	PMFAX	72203E202	$10.20

You must decide whether to tender Shares prior to the Repurchase Request Deadline, but the NAV at which the Funds will repurchase each class of the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submit your repurchase request. Please visit www.pimco.com for the Funds’ most current NAVs per share.

3. Repurchase Request Deadline. All repurchase requests from direct shareholders must be received in properly completed form by the Funds on or before the time as of which the NAV of each class of Shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”))2 on August 5, 2026 (the “Repurchase Request Deadline”). If you hold your Shares through an Authorized Intermediary, you will need to ask your Authorized Intermediary to submit your repurchase request for you. Your Authorized Intermediary will tender your Shares to the applicable Fund(s) on your behalf. You should be sure to advise the Funds’ transfer agent or your Authorized Intermediary of your intentions sufficiently in advance of the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If your repurchase request is not submitted to the Funds’ transfer agent in good order by the Repurchase Request Deadline, you will be unable to tender your Shares for repurchase to the Funds until a subsequent repurchase offer, and your request for that offer would need to be resubmitted. If your Authorized Intermediary will submit your repurchase request, you should submit your request to the Authorized Intermediary in the form requested by the Authorized Intermediary sufficiently in advance of the Repurchase Request Deadline to allow the Authorized Intermediary to submit the request to the Funds. If your Authorized Intermediary is unable or fails to submit your request to the Funds in a timely manner, or if you fail to timely submit your request to your Authorized Intermediary, you will be unable to tender your Shares for repurchase to the Funds until a subsequent repurchase offer, and your request for that offer would need to be resubmitted.

You may withdraw or change your repurchase request at any point prior to the Repurchase Request Deadline as described in paragraph 8 below. It is expected that the repurchase request deadline for the next quarterly repurchase offer after the August 2026 Offer described herein will be on November 5, 2026.

4. Repurchase Pricing Date. The Funds anticipate that the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen (14) days (or the next business day if the 14th day is not a business day) following the Repurchase Request Deadline. If a Fund elects to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the NAV per Share for such Fund will fluctuate between those dates.

5. Payment for Shares Repurchased. Each Fund expects to distribute payment to shareholders within three (3) business days after the Repurchase Pricing Date and will distribute such payment

2 See “11. Net Asset Value and Suspension or Postponement of Repurchase Offer” below for additional information regarding computation of the Fund’s NAV.

in settlement of the Fund’s repurchase of shares no later than seven (7) calendar days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Repurchase Offer Amount, a Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro Rata Repurchase. If a Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. However, the foregoing will not prohibit a Fund from accepting all Shares tendered for repurchase by shareholders who own less than one hundred (100) Shares and who tender all of their Shares, before prorating Shares tendered by other shareholders; provided that if you hold your Shares through an Authorized Intermediary, your Authorized Intermediary may not be willing or able to arrange for this treatment on your behalf. If proration is necessary, such Fund generally expects to inform your Authorized Intermediary of the proration within one (1) business day following the Repurchase Request Deadline. Except as otherwise set forth herein, the number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to a Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and submit a new repurchase request, and your repurchase request will not be given any priority over other investors’ requests. Thus, there is a risk that a Fund may not purchase all of the Shares you wish to have repurchased in this repurchase offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to tender your Shares when or in the amount that you desire.

8. Modification or Withdrawal of Shares to be Repurchased. If your Shares are held at your Authorized Intermediary, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to your Authorized Intermediary. In the event you decide to modify or withdraw your tender, you should provide your Authorized Intermediary with sufficient notice prior to the Repurchase Request Deadline. If you have a direct account held with a Fund, repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Repurchase Request Deadline by submitting notice to SS&C Global Investor and Distribution Solutions, Inc. at the address indicated in the enclosed Repurchase Request Form.

9. Repurchase Fees. The Funds will not charge a repurchase fee on Shares that are accepted for repurchase in the Offer. If your Shares are held at your Authorized Intermediary, the intermediary may charge transaction or other fees in connection with your repurchase request.

10. Early Withdrawal Charge. Unless eligible for a waiver, investors who purchase $250,000 or more of Class A-2 or Class A-4 shares of PFLEX, EMFLX and CAFLX or $250,000 or more of Class A-2 shares of PMFLX through certain intermediaries (and, thus, pay no initial sales charge) will be subject to a 1% early withdrawal charge (“EWC”) if the shares are repurchased by the Fund within 12 months of their purchase. The EWC on Class A-2 and Class A-4 shares of each Fund, as applicable, may be reduced or waived under certain circumstances and for certain categories of investors. You should review the Funds’ currently effective Prospectuses and Statements of Additional Information and contact your Authorized Intermediary for additional information. Institutional Class, Class A-1 and Class A-3 common shares are not subject to an EWC.

11. Net Asset Value and Suspension or Postponement of Repurchase Offer. The NAV of the Shares of each Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets less liabilities by the total number of Shares outstanding. On each day that the NYSE is open, the Shares are ordinarily valued as of the NYSE Close. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Funds generally do not calculate their NAVs on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Funds may calculate their NAVs as of the normally scheduled NYSE Close or such other time that the Funds may determine. See the Funds’ currently effective Prospectuses and Statements of Additional Information for further details.

Each Fund may suspend or postpone the Offer in limited circumstances and only by a vote of a majority of such Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The limited circumstances include the following: (A) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (see “Certain U.S. Federal Income Tax Consequences” below); (B) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or (E) under certain other circumstances set forth in Rule 23c-3 under the 1940 Act that would apply only in the case that shares of the Fund become publicly traded. You will be notified if your Fund suspends or postpones the Offer.

12. Certain U.S. Federal Income Tax Consequences. The following discussion is a general summary of the U.S. federal income tax consequences of the purchase of Shares by the Funds from shareholders pursuant to the Offer. This summary is based on U.S. federal income tax law as of the date the Offer begins, including the Code, applicable U.S. Treasury regulations, Internal Revenue Service (“IRS”) rulings, judicial authority and current administrative rulings and practice, all of which are subject to change, possibly with retroactive effect. There can be no assurance that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below. Shareholders should review the tax information in the Funds’ currently effective Prospectuses and Statements of Additional Information (each of which is based on the Code, U.S. Treasury regulations, and other applicable authority as of the date of such document), and should also consult their own tax advisers regarding their particular situation and the potential tax consequences to them of a purchase of their Shares by the Funds pursuant to the Offer, including potential state, local and non-U.S. taxation, and any applicable transfer taxes.

For U.S. federal income tax purposes, a shareholder whose Shares are purchased pursuant to the Offer generally will be treated as having sold such Shares, and will recognize gain or loss on such sale, if, after the application of certain constructive ownership rules, (i) such shareholder tenders, and a Fund repurchases, all of such shareholder’s Shares and such shareholder does not hold (directly or by attribution) any other Fund shares (e.g., preferred shares), or such shareholder meets certain numerical safe harbors with respect to percentage voting interest and reduction in ownership of the Fund following the completion of the Offer, or (ii) the repurchase otherwise is treated as a distribution that is “not essentially equivalent to a dividend” under the relevant rules of the Code. For this purpose, a redemption is “not essentially equivalent to a dividend” if it results in a “meaningful reduction” of a shareholder’s percentage interest in a Fund. Whether a reduction is “meaningful” depends on a shareholder’s particular facts and circumstances. If a shareholder tenders, or a Fund repurchases, fewer than all of the Shares that such shareholder owns or is considered to own or the shareholder continues to hold (directly or by attribution) other Fund shares (e.g., preferred shares), the repurchase may not qualify as a sale or an exchange. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset, which capital gain or loss will be treated as long-term if such Shares have been held for more than twelve (12) months.

If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment, the proceeds received by such shareholder will be treated as a distribution from the Funds that will be taxable as a dividend to the extent of a Fund’s earnings and profits allocable to such distribution, and thereafter as a return of capital to the extent of the shareholder’s basis in the Shares, and thereafter as a taxable capital gain. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a further risk that shareholders whose percentage ownership of a Fund increases as a result of the Offer, including shareholders who do not tender any Shares pursuant to the Offer, will be deemed to have received a constructive distribution in an amount determined by the increase of their percentage ownership of a Fund as a result of the Offer. Any such constructive distribution will be treated as a dividend to the extent of a Fund’s current or accumulated earnings and profits allocable to the distribution. Such treatment will not apply, however, if the repurchase is treated as an “isolated redemption” within the meaning of the U.S. Treasury regulations.

Under the “wash sale” rules under the Code, provided the purchase of Shares pursuant to the Offer is treated as a sale or exchange (and not a distribution as described above), loss recognized on Shares repurchased pursuant to the Offer will ordinarily be disallowed to the extent the shareholder acquires other shares of a Fund or substantially identical stock or securities within thirty (30) days before or after such purchase and, in that event, the basis and holding period of the shares acquired will be adjusted to reflect the disallowed loss.

Use of a Fund’s cash to purchase Shares may adversely affect the Fund’s ability to satisfy the distribution requirements for treatment as a regulated investment company. A Fund may also recognize income in connection with the sale of portfolio securities to fund such purchases, in which case the Fund would take any such income into account in determining whether such distribution requirements have been satisfied.

Withholding. The Funds are generally required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. In addition, there may be additional withholding with regard to non-U.S. shareholders. Shareholders should consult the Funds’ currently effective Prospectuses and “Taxation” in the Funds’ currently effective Statements of Additional Information for further details. All shareholders are urged to consult their tax advisers regarding the specific tax consequences of participating in the Offer in light of their particular situations as well as any consequences arising under the laws of any state, local or non-U.S. jurisdiction.

FATCA. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Funds to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Funds may be required to withhold under FATCA with respect to that shareholder at a rate of 30% on ordinary dividends it pays. The IRS and the U.S. Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Funds pay. If a payment by the Funds pursuant to the Offer is subject to FATCA withholding, the Funds are required to withhold without reference to any other withholding exemption (e.g., short-term capital gain dividends and interest-related dividends). Shareholders should consult “Taxation” in the Funds’ Statements of Additional Information for further details.

13. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Funds, in their sole discretion, which determination shall be final and binding on all parties. The Funds reserve the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Funds’ counsel, accepting, purchasing or paying for such Shares would be unlawful. The Funds also reserve the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Funds’ interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Funds shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Requests submitted via secure message systems or similar means will not be considered to be received in good order.

Neither the Funds nor any Fund’s principal underwriter, investment manager, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Funds, nor any Fund’s Board of Trustees, Pacific Investment Management Company LLC, or PIMCO Investments LLC, or any affiliates of the foregoing, make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Funds as to whether shareholders should tender Shares pursuant to the Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Funds’ currently effective Prospectuses or Statements of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Funds or their affiliates.

For each Fund’s most recent NAV per Share and other information, or for a copy of the Funds’ currently effective Prospectuses, please visit www.pimco.com.

Date: July 2, 2026

RON_INTVL_070226

PIMCO CALIFORNIA FLEXIBLE MUNICIPAL INCOME FUND (“CAFLX”)

PIMCO FLEXIBLE CREDIT INCOME FUND (“PFLEX”)

PIMCO FLEXIBLE MUNICIPAL INCOME FUND (“PMFLX”)

JOINT SHAREHOLDER REPURCHASE OFFER NOTICE

FOR SHAREHOLDERS THROUGH MERRILL LYNCH, PIERCE, FENNER & SMITH, INC.

(“MERRILL”)

July 2, 2026

Re: Shareholder Repurchase offer begins on July 2, 2026. Repurchase requests are due no later than 11:59 p.m. Eastern Time on August 4, 2026 (“Merrill Repurchase Request Deadline”).

Dear Shareholder:

This notice is to inform you of the upcoming quarterly repurchase offer by each of CAFLX, PFLEX and PMFLX (each a “Fund” and collectively, the “Funds”).1 If you have no need or desire to tender your shares for repurchase, simply disregard this notice. We will notify you again next quarter and mail new documents to be completed in connection with the next repurchase offer.

We extend this repurchase offer to provide some liquidity to shareholders because shares of the Funds, as closed-end interval funds, are not redeemable daily for cash and are not traded on a stock exchange. Shares of each Fund can only be tendered for repurchase during one of the Fund’s scheduled quarterly repurchase offers, so we would like to make you aware of the deadlines and procedures should you wish to tender shares for repurchase. Please see the attached Repurchase Offer Statement, as well as each Fund’s currently effective Prospectus and Statement of Additional Information, or contact your Investment Professional for additional information.

Any repurchase of shares by the Funds pursuant to this repurchase offer is a taxable event. Consult your Investment Professional or tax advisor for more information. Please understand that you are not obligated to do anything with your shares at this time.

This repurchase offer period begins July 2, 2026 and ends (unless suspended or postponed) at the time as of which the net asset value per share of a Fund’s shares is calculated (ordinarily as of the close of the New York Stock Exchange, which is ordinarily 4:00 p.m. Eastern Time (the

1 As of the date of this notice, only Institutional and Class A-1 shares of CAFLX have commenced operations. Class A-2, Class A-3, and Class A-4 shares of CAFLX have not yet commenced operations.

“NYSE Close”)) on August 5, 2026 (the “Repurchase Request Deadline”). Because you hold your shares through Merrill, if you wish to tender a portion or all of your shares during this repurchase offer period, you must contact your Investment Professional and request to tender your shares by the Merrill Repurchase Request Deadline (i.e., no later than 11:59 pm Eastern Time on August 4, 2026 to allow for order processing). Merrill will tender your shares to the Fund(s) on your behalf. Do not submit repurchase requests directly to the Fund(s) or its transfer agent as they will not be honored. Shares accepted for repurchase will be repurchased at a price equal to the net asset value of such shares on the repurchase pricing date, on the terms and conditions described in the attached Repurchase Offer Statement, and in accordance with the Funds’ currently effective Prospectuses and Statements of Additional Information.

If you have any questions, please refer to the Funds’ currently effective Prospectuses, which are available at www.pimco.com, and the attached Repurchase Offer Statement, which contains additional important information about the repurchase offer, or contact your Investment Professional.

Sincerely,

PIMCO California Flexible Municipal Income Fund

PIMCO Flexible Credit Income Fund

PIMCO Flexible Municipal Income Fund

PIMCO CALIFORNIA FLEXIBLE MUNICIPAL INCOME FUND (“CAFLX”)

PIMCO FLEXIBLE CREDIT INCOME FUND (“PFLEX”)

PIMCO FLEXIBLE MUNICIPAL INCOME FUND (“PMFLX”)

JOINT REPURCHASE OFFER STATEMENT

FOR SHAREHOLDERS THROUGH MERRILL LYNCH, PIERCE,

FENNER & SMITH, INC. (“MERRILL”)

If you are not a Merrill client and wish to tender your shares for repurchase in response to this repurchase offer, please see the instructions in the last paragraph of Section 2 below.

July 2, 2026

1. The Offer. CAFLX, PFLEX and PMFLX (each a “Fund” and collectively, the “Funds”) are each offering to repurchase common shares of beneficial interest (collectively, the “Shares”) in an amount of up to 5%, in the case of PFLEX, and 10%, in the case of PMFLX and CAFLX, of the aggregate number of Shares issued and outstanding for such Fund (the “Repurchase Offer Amount”) as of the Repurchase Request Deadline (discussed below). Repurchases will be made at a price equal to the respective net asset value (“NAV”) of the applicable class of the Shares on the date the NAV of the Shares offered for repurchase is determined (“Repurchase Pricing Date”) (expected to be the same as the Repurchase Request Deadline), upon the terms and conditions set forth herein, and in accordance with the applicable Fund’s currently effective Prospectus and Statement of Additional Information, which terms constitute the “Offer.” All classes of Shares of a Fund are considered to be a single class for the purposes of allocating repurchases under the Offer.

The purpose of the Offer is to provide some liquidity to shareholders because Shares of the Funds, as closed-end interval funds, are not redeemable daily for cash and are not traded on a stock exchange. The Offer is not conditioned upon the tender for repurchase of any minimum number of Shares. The Funds currently do not charge a processing fee for handling repurchase requests.

2. Repurchase Request Deadline. All repurchase requests must be received in properly completed form by the Funds on or before the time as of which the NAV of each class of Shares is calculated (ordinarily as of the close of the New York Stock Exchange (“NYSE”), which is ordinarily 4:00 p.m. Eastern Time (the “NYSE Close”))2 on August 5, 2026 (the “Repurchase Request Deadline”). Because you hold your Shares through Merrill, if you wish to tender a portion or all of your Shares during this repurchase offer period, you must contact your Investment Professional and request to tender your Shares no later than 11:59 p.m. Eastern Time on August 4, 2026 (“Merrill Repurchase Request Deadline”) to allow for order processing. Merrill will tender your Shares to the Fund(s) on your behalf. Do not

2 See “10. Net Asset Value and Suspension or Postponement of Repurchase Offer” below for additional information regarding computation of the Fund’s NAV.

submit repurchase requests directly to the Fund(s) or its transfer agent as they will not be honored.

The Repurchase Request Deadline will be strictly observed. If Merrill is unable or fails to submit your request to the Fund(s) in a timely manner, or if you fail to communicate your request to tender your Shares to your Investment Professional by the Merrill Repurchase Request Deadline, you will be unable to tender your Shares to the Fund(s) until a subsequent repurchase offer, and your request for that offer would need to be resubmitted.

You may withdraw or change your repurchase request at any point prior to the Merrill Repurchase Request Deadline as described in paragraph 8 below. It is expected that the repurchase request deadline for the next quarterly repurchase offer after the August 2026 Offer described herein will be on November 5, 2026, with a deadline of November 4, 2026 for investors holding their shares through Merrill to allow for order processing.

If you are not a Merrill client and wish to tender your shares for repurchase in response to this repurchase offer, you must ask your intermediary sufficiently in advance of the Repurchase Request Deadline to submit a repurchase request for you (if you hold shares through an intermediary) or you must submit a repurchase request directly to the Funds’ transfer agent using the Repurchase Request Form – For Accounts Held Directly with PIMCO prior to the Repurchase Request Deadline (if you hold shares directly). You may not receive another notification related to the current repurchase offer in addition to this one.

3. Net Asset Value. The per share NAV of each class of Shares outstanding as of the close of trading on the NYSE on June 29, 2026 was as follows:

Fund Name	Share Class	Ticker	NAV as of June 29, 2026
PIMCO California Flexible Municipal Income Fund	Institutional	CAFLX	$10.20
PIMCO California Flexible Municipal Income Fund	A-1	CAFMX	$10.20
PIMCO Flexible Credit Income Fund	Institutional	PFLEX	$6.88
PIMCO Flexible Credit Income Fund	A-1	PFAIX	$6.88
PIMCO Flexible Credit Income Fund	A-2	PFALX	$6.88
PIMCO Flexible Credit Income Fund	A-3	PFASX	$6.88
PIMCO Flexible Credit Income Fund	A-4	PFFLX	$6.88
PIMCO Flexible Municipal Income Fund	Institutional	PMFLX	$10.20
PIMCO Flexible Municipal Income Fund	A-1	PMAAX	$10.20
PIMCO Flexible Municipal Income Fund	A-2	PMALX	$10.20
PIMCO Flexible Municipal Income Fund	A-3	PMFAX	$10.20

You must decide whether to tender Shares by the Merrill Repurchase Request Deadline, which is 11:59 p.m. Eastern Time on the business day prior to the Repurchase Request Deadline, but the NAV at which the Funds will repurchase each class of the Shares will not be calculated until the Repurchase Pricing Date. The NAV can fluctuate, and the NAV on the Repurchase Pricing Date could be lower or higher than the NAV on the date you submit your repurchase request. Please visit www.pimco.com for the Funds’ most current NAVs per share.

4. Repurchase Pricing Date. The Funds anticipate that the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline. In any event, the NAV per Share for the Offer must be determined no later than fourteen (14) days (or the next business day if the 14th day is not a business day) following the Repurchase Request Deadline. If a Fund elects to use a Repurchase Pricing Date later than the Repurchase Request Deadline, there is a risk that the NAV per Share for such Fund will fluctuate between those dates.

5. Payment for Shares Repurchased. Each Fund expects to distribute payment to shareholders within three (3) business days after the Repurchase Pricing Date and will distribute such payment in settlement of the Fund’s repurchase of shares no later than seven (7) calendar days after the Repurchase Pricing Date.

6. Increase in Number of Shares Repurchased. If shareholders tender for repurchase more Shares than the Repurchase Offer Amount, a Fund may (but is not obligated to) increase the number of Shares that the Fund is offering to repurchase by up to 2% of the Shares outstanding on the Repurchase Request Deadline.

7. Pro Rata Repurchase. If a Fund determines not to repurchase additional Shares beyond the Repurchase Offer Amount, or if shareholders tender an amount of Shares greater than that which the Fund is entitled to repurchase, the Fund will repurchase the Shares tendered on a pro rata basis. However, the foregoing will not prohibit a Fund from accepting all Shares tendered for repurchase by shareholders who own less than one hundred (100) Shares and who tender all of their Shares, before prorating Shares tendered by other shareholders. If proration is necessary, such Fund generally expects to inform Merrill of the proration within one (1) business day following the Repurchase Request Deadline. Except as otherwise set forth herein, the number of Shares each shareholder asked to have repurchased will, as a general rule, be reduced by the same percentage. If any Shares that you wish to tender to a Fund are not repurchased because of proration, you will have to wait until the next repurchase offer and submit a new repurchase request, and your repurchase request will not be given any priority over other investors’ requests. Thus, there is a risk that a Fund may not purchase all of the Shares you wish to have repurchased in this repurchase offer or in any subsequent repurchase offer, and the NAV of your Shares is likely to fluctuate between repurchase offers. In anticipation of the possibility of proration, some shareholders may tender more Shares than they wish to have repurchased in a particular quarter, thereby increasing the likelihood of proration. There is no assurance that you will be able to tender your Shares when or in the amount that you desire.

8. Modification or Withdrawal of Shares to be Repurchased. Repurchase requests submitted pursuant to the Offer may be modified or withdrawn at any time prior to the Merrill Repurchase Request Deadline by notifying your Investment Professional.

9. Repurchase Fees. The Funds will not charge a repurchase fee on Shares that are accepted for repurchase in the Offer.

10. Net Asset Value and Suspension or Postponement of Repurchase Offer. The NAV of the Shares of each Fund is determined by dividing the total value of the Fund’s portfolio investments and other assets less liabilities by the total number of Shares outstanding. On each day that the NYSE is open, the Shares are ordinarily valued as of the NYSE Close. If regular trading on the NYSE closes earlier than scheduled, each Fund may calculate its NAV as of the earlier closing time or calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Funds generally do not calculate their NAVs on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Funds may calculate their NAVs as of the normally scheduled NYSE Close or such other time that the Funds may determine. See the Funds’ currently effective Prospectuses and Statements of Additional Information for further details.

Each Fund may suspend or postpone the Offer in limited circumstances and only by a vote of a majority of such Fund’s Board of Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “1940 Act”). The limited circumstances include the following: (A) if the repurchase would cause the Fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”) (see “Certain U.S. Federal Income Tax Consequences” below); (B) for any period during which the NYSE or any market in which the securities owned by the Fund are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted; (C) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund fairly to determine the value of its net assets; (D) for such other periods as the Securities and Exchange Commission may by order permit for the protection of shareholders of the Fund; or (E) under certain other circumstances set forth in Rule 23c-3 under the 1940 Act that would apply only in the case that shares of the Fund become publicly traded. You will be notified if your Fund suspends or postpones the Offer.

11. Certain U.S. Federal Income Tax Consequences. The following discussion is a general summary of the U.S. federal income tax consequences of the purchase of Shares by the Funds from shareholders pursuant to the Offer. This summary is based on U.S. federal income tax law as of the date the Offer begins, including the Code, applicable U.S. Treasury regulations, Internal Revenue Service (“IRS”) rulings, judicial authority and current administrative rulings and practice, all of which are subject to change, possibly with retroactive effect. There can be no assurance that the IRS would not assert, or that a court would not sustain, a position contrary to any of those set forth below. Shareholders should review the tax information in the Funds’ currently effective Prospectuses and Statements of Additional Information (each of which is based on the Code, U.S. Treasury regulations, and other applicable authority as of the date of such document), and should also consult their own tax advisers regarding their particular situation and the potential tax consequences to them of a purchase of their Shares by the Funds pursuant to the Offer, including potential state, local and non-U.S. taxation, and any applicable transfer taxes.

For U.S. federal income tax purposes, a shareholder whose Shares are purchased pursuant to the Offer generally will be treated as having sold such Shares, and will recognize gain or loss on such sale, if, after the application of certain constructive ownership rules, (i) such shareholder tenders, and a Fund repurchases, all of such shareholder’s Shares and such shareholder does not hold (directly or by attribution) any other Fund shares (e.g., preferred shares), or such shareholder meets certain numerical safe harbors with respect to percentage voting interest and reduction in ownership of the Fund following the completion of the Offer, or (ii) the repurchase otherwise is treated as a distribution that is “not essentially equivalent to a dividend” under the relevant rules of the Code. For this purpose, a redemption is “not essentially equivalent to a dividend” if it results in a “meaningful reduction” of a shareholder’s percentage interest in a Fund. Whether a reduction is “meaningful” depends on a shareholder’s particular facts and circumstances. If a shareholder tenders, or a Fund repurchases, fewer than all of the Shares that such shareholder owns or is considered to own or the shareholder continues to hold (directly or by attribution) other Fund shares (e.g., preferred shares), the repurchase may not qualify as a sale or an exchange. If the transaction is treated as a sale or exchange for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders who hold their Shares as a capital asset, which capital gain or loss will be treated as long-term if such Shares have been held for more than twelve (12) months.

If a purchase of Shares pursuant to the Offer does not qualify for sale or exchange treatment, the proceeds received by such shareholder will be treated as a distribution from the Funds that will be taxable as a dividend to the extent of a Fund’s earnings and profits allocable to such distribution, and thereafter as a return of capital to the extent of the shareholder’s basis in the Shares, and thereafter as a taxable capital gain. In addition, if any amounts received are treated as a dividend to tendering shareholders, there is a further risk that shareholders whose percentage ownership of a Fund increases as a result of the Offer, including shareholders who do not tender any Shares pursuant to the Offer, will be deemed to have received a constructive distribution in an amount determined by the increase of their percentage ownership of a Fund as a result of the Offer. Any such constructive distribution will be treated as a dividend to the extent of a Fund’s current or accumulated earnings and profits allocable to the distribution. Such treatment will not apply, however, if the repurchase is treated as an “isolated redemption” within the meaning of the U.S. Treasury regulations.

Under the “wash sale” rules under the Code, provided the purchase of Shares pursuant to the Offer is treated as a sale or exchange (and not a distribution as described above), loss recognized on Shares repurchased pursuant to the Offer will ordinarily be disallowed to the extent the shareholder acquires other shares of a Fund or substantially identical stock or securities within thirty (30) days before or after such purchase and, in that event, the basis and holding period of the shares acquired will be adjusted to reflect the disallowed loss.

Use of a Fund’s cash to purchase Shares may adversely affect the Fund’s ability to satisfy the distribution requirements for treatment as a regulated investment company. A Fund may also recognize income in connection with the sale of portfolio securities to fund such purchases, in which case the Fund would take any such income into account in determining whether such distribution requirements have been satisfied.

Withholding. The Funds are generally required to withhold and remit to the U.S. Treasury a percentage of the taxable distributions and redemption proceeds paid to any individual shareholder who fails to properly furnish the Funds with a correct taxpayer identification number, who has under-reported dividend or interest income, or who fails to certify to the Funds that he or she is not subject to such withholding. In addition, there may be additional withholding with regard to non-U.S. shareholders. Shareholders should consult the Funds’ currently effective Prospectuses and “Taxation” in the Funds’ currently effective Statements of Additional Information for further details. All shareholders are urged to consult their tax advisers regarding the specific tax consequences of participating in the Offer in light of their particular situations as well as any consequences arising under the laws of any state, local or non-U.S. jurisdiction.

FATCA. Sections 1471-1474 of the Code and the U.S. Treasury and IRS guidance issued thereunder (collectively, “FATCA”) generally require the Funds to obtain information sufficient to identify the status of each of its shareholders under FATCA or under an applicable intergovernmental agreement (an “IGA”) between the United States and a foreign government. If a shareholder fails to provide the requested information or otherwise fails to comply with FATCA or an IGA, the Funds may be required to withhold under FATCA with respect to that shareholder at a rate of 30% on ordinary dividends it pays. The IRS and the U.S. Treasury Department have issued proposed regulations providing that these withholding rules will not apply to the gross proceeds of share redemptions or capital gain dividends the Funds pay. If a payment by the Funds pursuant to the Offer is subject to FATCA withholding, the Funds are required to withhold without reference to any other withholding exemption (e.g., short-term capital gain dividends and interest-related dividends). Shareholders should consult “Taxation” in the Funds’ Statements of Additional Information for further details.

12. Requests for Repurchase in Proper Form. All questions as to the validity, form, eligibility (including time and receipt) and acceptance of tenders of Shares will be determined by the Funds, in their sole discretion, which determination shall be final and binding on all parties. The Funds reserve the absolute right to reject any or all tenders of Shares determined not to be in appropriate form or to refuse to accept for payment, purchase or pay for any Shares if, in the opinion of the Funds’ counsel, accepting, purchasing or paying for such Shares would be unlawful. The Funds also reserve the absolute right to waive any of the conditions of the Offer or any defect in any tender of Shares whether generally or with respect to any particular Share(s) or shareholder(s). The Funds’ interpretations of the terms and conditions of the Offer shall be final and binding on all parties. Unless waived, any defects or irregularities in connection with tenders of Shares must be cured within such times as the Funds shall determine. Tenders of Shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Requests submitted via secure message systems or similar means will not be considered to be received in good order.

Neither the Funds nor any Fund’s principal underwriter, investment manager, or any other person or entity is or will be obligated to give notice of any defects or irregularities in tenders, nor shall any of them incur any liability for failure to give any such notice.

* * *

None of the Funds, nor any Fund’s Board of Trustees, Pacific Investment Management Company LLC, or PIMCO Investments LLC, or any affiliates of the foregoing, make any recommendation to any shareholder as to whether to tender or refrain from tendering Shares or any particular amount of Shares. Each shareholder must make an independent decision whether to tender Shares and, if so, how many Shares to tender.

No person has been authorized to make any recommendation on behalf of the Funds as to whether shareholders should tender Shares pursuant to the Offer. No person has been authorized to give any information or to make any representations in connection with the Offer other than those contained herein or in the Funds’ currently effective Prospectuses or Statements of Additional Information. If given or made, such recommendation and such information and representation must not be relied upon as having been authorized by the Funds or their affiliates.

For each Fund’s most recent NAV per Share and other information, or for a copy of the Funds’ currently effective Prospectuses, please visit www.pimco.com.

Date: July 2, 2026

RON_ML_070226

Repurchase Request Form

PIMCO Interval Funds		CLASS INSTITUTIONAL SHARES CLASS F SHARES

If your PIMCO Interval Fund account is held through a financial adviser, broker, dealer or other financial intermediary, do not submit this form. Please contact your financial adviser, broker, dealer or other financial intermediary sufficiently in advance of the Repurchase Request Deadline to submit your repurchase request.

Contact Information:
Phone: Fax: Email:	844.312.2113 844.643.0432 pimcoaltprocessing@dstsystems.com
Overnight Mailing Address: PIMCO Interval Funds 801 Pennsylvania Avenue, Ste 219993 Kansas City, MO 64105-1307 Regular Mailing Address: PIMCO Interval Funds P.O. Box 219993 Kansas City, MO 64121

This repurchase form is for clients who wish to tender shares for repurchase from their PIMCO Interval Fund account held directly with PIMCO. Shares will be repurchased at a price equal to their net asset value per share on the Repurchase Pricing Date upon the terms and conditions set forth in the Repurchase Offer Statement and in accordance with the Fund’s current Prospectus and Statement of Additional Information. An Authorized Person elected on the account application must submit this form via fax, e-mail or mail prior to the Repurchase Request Deadline. The Repurchase Request Deadline will be strictly observed. If the request is not received by the transfer agent in good order prior to the Repurchase Request Deadline, the request will not be honored.

A Fund is permitted to charge a repurchase fee of up to 2.00%. Additional information about the repurchase offer may be found in the accompanying cover letter and Repurchase Offer Statement. For more information about a Fund, please visit pimco.com.

1. Current Account Information (Required)

Account Name	Account Number

2. Purchase Information:

A. Fund Name and share class	Funds ticker	Fund number

PIMCO Flexible Credit Income Fund Institutional Class	PFLEX	9450

☐ All Shares OR	☐ Share Amount		OR ☐ Dollar Amount: $

PIMCO Flexible Municipal Income Fund Institutional Class	PMFLX	9452

☐ All Shares OR	☐ Share Amount		OR ☐ Dollar Amount: $

PIMCO Flexible Emerging Markets Income Fund Institutional Class	EMFLX	9460

☐ All Shares OR	☐ Share Amount		OR ☐ Dollar Amount: $

PIMCO California Flexible Municipal Income Fund Institutional Class	CAFLX	9470

☐ All Shares OR	☐ Share Amount		OR ☐ Dollar Amount: $

PIMCO Flexible Real Estate Income Fund Institutional Class	REFLX	9480

☐ All Shares OR	☐ Share Amount		OR ☐ Dollar Amount: $

PIMCO Flexible Real Estate Income Fund Class F	REFFX	9486

☐ All Shares OR	☐ Share Amount		OR ☐ Dollar Amount: $

B. Deliver proceeds to

☐ Address of record via check	☐ Bank account on record

PIMCO Investments LLC, distributor, 1633 Broadway, New York, NY, 10019 is a company of PIMCO.

3. Signature(s) and Certification

Your signature(s) below must correspond exactly with the Authorized Person(s) elected on the account. Provision of this form should not be construed to cause PIMCO LLC, or its affiliates, to become an investment advice fiduciary under ERISA or the Internal Revenue Code.

•

By asking a Fund to repurchase Shares, I (we) accept the Fund’s repurchase offer as provided in this form, the accompanying cover letter and Repurchase Offer Statement, and the Fund’s Prospectus. Payment for Shares, will be issued in the name of the registered account holder to the payment instructions selected in section 2.

•

The undersigned hereby represents and warrants that: (a) when and to the extent a Fund accepts the Shares for repurchase, the Fund will acquire good, marketable and unencumbered title to them, free and clear of all security interests, liens, charges, encumbrances, conditional sales agreements or other obligations relating to their sale or transfer, and not subject to any adverse claim; (b) on request, the undersigned will execute and deliver any additional documents a Fund or its principal underwriter deems necessary or desirable to complete the assignment, transfer and repurchase of the Shares tendered hereby; and (c) the undersigned has read and agrees to all of the terms of the Offer (as defined in the Repurchase Offer Statement).

•

The undersigned understands that acceptance of Shares by a Fund for repurchase will constitute a binding agreement between the undersigned and the Fund upon the terms and subject to the conditions of the Offer.

•

All authority herein conferred or agreed to be conferred shall survive the death or incapacity of the undersigned and all obligations of the undersigned hereunder shall be binding upon the heirs, personal representatives, successors and assigns of the undersigned. Except as stated in the Offer, this tender is irrevocable.

Print Name:

Telephone Number:

Signature:

Print Name:

Telephone Number:

Signature:
(If joint account, both must sign)

Title:

Email:

Date:

Title:

Email:

Date:

PIF005_5125844	REPURCHASE REQUEST FORM | Class Institutional Shares